Label	Element	Value
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $5.67 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	96.70%
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $540.21 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	4.30%
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $369.62 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.50%)
Innovator U.S. Equity Ultra Buffer ETF™ - November | SPDR S&P 500 ETF Trust, Expiration: 10/31/2025; Exercise Price: $635.57 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(0.70%)